PROPERTY AND EQUIPMENT, NET (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET
Depreciation	$ 93,009	$ 68,056	$ 62,602
Impairment loss on equipment	$ 0	$ 17,652	$ 0